SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

OPEN FUTURES CONTRACTS
Number of Long Contracts(a)	Description	Expiration Date	Notional Amount	Fair Value/ Unrealized Appreciation (Depreciation)
2	CBOT $5 Mini Dow Jones Industrial Average e-CBOT	09/16/2022	$ 328,250	$ 16,648
10	CBOT 10 Year US Treasury Note(b)	09/21/2022	1,211,410	35,267
3	CBOT Corn(b)	12/14/2022	93,000	(2,158)
2	CBOT Oats(b)	12/14/2022	44,300	(3,888)
1	CBOT Soybean(b)	11/14/2022	73,425	(75)
6	CBOT US Long Bond(b)	09/21/2022	864,000	8,156
2	CME Australian Dollar Currency(b)	09/19/2022	140,000	1,855
2	CME Canadian Dollar Currency(b)	09/20/2022	156,080	757
1	CME E-mini Russell 2000 Index	09/16/2022	94,265	2,220
7	CME Feeder Cattle(b)	10/27/2022	643,038	(2,148)
8	CME Lean Hogs(b)	10/14/2022	311,120	9,620
13	CME New Zealand Dollar Currency(b)	09/19/2022	818,090	2,891
1	CME Nikkei 225 Index	09/08/2022	140,000	5,475
2	CME Random Length Lumber CME(b)	09/15/2022	115,962	(13,744)
1	CME Ultra Long Term US Treasury Bond(b)	09/21/2022	158,313	6,219
4	CME Yen Denominated Nikkei 225 Index	09/08/2022	419,576	14,711
1	Cocoa(b)	09/15/2022	20,751	(478)
5	Eurex 10 Year Euro BUND(b)	09/08/2022	805,107	12,207
4	Eurex 30 Year Euro BUXL(b)	09/08/2022	759,142	48,701
2	Eurex DAX Index	09/16/2022	688,049	15,564
5	Euronext CAC 40 Index	08/19/2022	329,290	6,862
4	Euronext Rapeseed(b)	10/31/2022	140,909	(613)
8	French Government Bond(b)	09/08/2022	1,196,895	52,170
4	FTSE 100 Index	09/16/2022	359,365	7,019
4	FVSA index - Mini-Future on VSTOXX	08/17/2022	10,112	(2,017)
2	ICE Brent Crude Oil(b)	08/31/2022	207,940	(4,550)
1	ICE Brent Crude Oil(b)	09/30/2022	101,440	2,210
2	ICE Gas Oil(b)	08/11/2022	221,300	(18,950)
1	ICE Gas Oil(b)	09/12/2022	108,925	8,950
1	LME Primary Aluminum(b)	09/19/2022	62,581	(694)
2	LME Zinc(b)	09/19/2022	167,613	(16,175)
64	MDE Kuala Lumpur Composite Index	08/30/2022	1,071,820	20,466
1	MGE Red Wheat(b)	09/14/2022	45,300	(15,088)
6	Montreal Exchange 10 Year Canadian Bond(b)	09/20/2022	611,236	17,534
1	Montreal Exchange S&P/TSX 60 Index	09/15/2022	185,393	5,195
13	NYBOT CSC Cocoa(b)	09/15/2022	301,990	(14,040)
3	NYBOT FINEX United States Dollar Index(b)	09/19/2022	317,337	622
3	NYMEX Brent Crude Oil Last Day Future Contract(b)	08/31/2022	311,910	2,020
1	NYMEX Henry Hub Natural Gas(b)	08/29/2022	82,290	2,990
5	OML Stockholm OMXS30 Index	08/19/2022	100,098	2,421
12	OSE Nikkei 225 mini	09/08/2022	249,721	2,400
4	OSE Platinum(b)	06/27/2023	56,633	1
2	Robusta Coffee Future 10-Tonne(b)	09/26/2022	40,600	1,460
2	SFE 10 Year Australian Bond(b)	09/15/2022	174,633	6,031
12	SFE 3 Year Australian Bond(b)	09/15/2022	915,906	9,668
1	SFE S&P ASX Share Price Index 200	09/15/2022	119,830	3,778
1	SGX FTSE Taiwan Index	08/30/2022	51,900	(170)

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Long Contracts(a)	Description	Expiration Date	Notional Amount	Fair Value/ Unrealized Appreciation (Depreciation)
1	SGX MSCI Singapore Index	08/30/2022	$ 21,280	$ 225
5	SGX Nifty 50 Index	08/25/2022	172,315	6,138
1	SGX Nikkei 225 Stock Index	09/08/2022	104,088	3,576
3	TSE Japanese 10 Year Bond(b)	09/12/2022	3,386,077	32,008
3	TSE TOPIX (Tokyo Price Index)	09/08/2022	435,886	6,036
3	WCE Canola(b)	11/14/2022	41,833	2,064
2	White Sugar(b)	09/15/2022	52,720	(615)
	Net Unrealized Appreciation on Long Futures Contracts			$ 286,732
OPEN FUTURES CONTRACTS (Continued)
Number of Short Contracts(a)	Description	Expiration Date	Notional Amount	Fair Value/ Unrealized Appreciation (Depreciation)
1	CBOE Volatility Index	08/17/2022	$ 23,416	$ 3,044
18	CBOT 2 Year US Treasury Note(b)	09/30/2022	3,788,280	(20,311)
8	CBOT 5 Year US Treasury Note(b)	09/30/2022	909,816	(6,621)
3	CBOT Rough Rice(b)	09/14/2022	101,310	560
2	CBOT Soybean Meal(b)	12/14/2022	83,700	(5,727)
1	CBOT Soybean Oil(b)	12/14/2022	39,396	(2,772)
1	CBOT Wheat(b)	12/14/2022	41,288	1,363
7	CME British Pound Currency(b)	09/19/2022	533,225	3,900
1	CME E-Mini NASDAQ 100 Index	09/16/2022	259,430	(20,955)
3	CME Euro Foreign Exchange Currency(b)	09/19/2022	384,544	5,971
2	CME Euro FX/British Pound Cross Rate Currency(b)	09/19/2022	256,144	502
1	CME Euro FX/Japanese Yen Cross Rate Currency(b)	09/19/2022	127,719	2,156
13	CME Japanese Yen Currency(b)	09/19/2022	1,223,056	(20,194)
2	CME Live Cattle(b)	10/31/2022	113,780	(765)
17	CME Mexican Peso Currency(b)	09/19/2022	413,695	(560)
6	CME Swiss Franc Currency(b)	09/19/2022	790,725	(9,375)
12	COMEX Gold 100 Troy Ounces(b)	12/28/2022	2,138,160	(49,963)
2	COMEX Silver(b)	09/28/2022	201,970	543
23	Eurex 2 Year Euro SCHATZ(b)	09/08/2022	2,587,441	(31,941)
8	Eurex 5 Year Euro BOBL(b)	09/08/2022	1,044,903	(21,364)
2	Eurex Swiss Federal Bond(b)	09/08/2022	325,217	(6,461)
8	Euronext Milling Wheat(b)	09/12/2022	140,143	(3,726)
12	FTSE/MIB Index	09/16/2022	1,371,358	(73,686)
3	HKG Hang Seng China Enterprises Index	08/30/2022	131,466	4,261
3	HKG Hang Seng Index	08/30/2022	383,965	10,624
1	KCBT Hard Red Winter Wheat(b)	09/14/2022	43,725	6,350
2	LME Copper(b)	09/19/2022	396,275	65,838
5	LME Primary Aluminum(b)	09/19/2022	312,905	95
2	LME Zinc(b)	09/19/2022	167,613	12,100
4	Long Gilt(b)	09/28/2022	575,666	(14,343)
1	MDE Crude Palm Oil(b)	10/14/2022	24,096	(2,989)
1	MEFF Madrid IBEX 35 Index	08/19/2022	83,353	(3,526)
1	NYBOT CSC C Coffee(b)	09/20/2022	81,450	(450)
10	NYBOT CSC Number 11 World Sugar(b)	09/30/2022	196,448	6,227

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Short Contracts(a)	Description	Expiration Date	Notional Amount	Fair Value/ Unrealized Appreciation (Depreciation))
1	NYBOT CTN Frozen Concentrated Orange Juice A(b)	09/12/2022	$ 25,800	$ (2,955)
7	NYBOT CTN Number 2 Cotton(b)	12/07/2022	338,590	(11,495)
1	NYMEX Light Sweet Crude Oil(b)	09/20/2022	96,750	(2,935)
2	NYMEX Platinum(b)	10/27/2022	88,980	(240)
1	OSE Gold(b)	06/27/2023	56,438	31
1	OSE Platinum(b)	04/25/2023	14,248	40
16	OSE Rubber(b)	12/22/2022	141,583	3,991
7	SGX FTSE China A50 Futures Contract	08/30/2022	95,683	844
	Net Unrealized Depreciation on Short Futures Contracts			$ (184,914)

	Net Unrealized Appreciation on Futures Contracts			$ 101,818

(a)      All collateral for open futures contracts consists of cash included as deposits with the broker.

(b)      All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

BOBL - Bundes Obligation
CAC - French Stock Market Index
BOBL - Bundes Obligation

CBOE - Chicago Board Options Exchange

CBOT - Central Bank of Turkey

CME - Chicago Mercantile Exchange

COMEX - Commodity Exchange

DAX - Deutscher Aktienindex

FTSE - Financial Times Stock Exchange

IBEX - Spanish Stock Index

ICE – International Exchange Inc.

KCBT – Kansas City Board of Trade

LME - London Metal Exchange

MDE - Mylaysia Derivatives Exchange

MGE - Minneapolis Grain Exchange

MIB - Milano Italian Borsa

NASDAQ - National Association of Securities Dealers Automated Quotations

NYBOT - The New York Board of Trade

NYMEX - The New York Mercantile Exchange

OAT - Obligations Assimilables Du Tresor

OMXS - Stockholm Index

OSE - Osaka Securities Exchange

S&P - Standard & Poor's

SGX - Stock Exchange of Singapore

STOXX - Stock Index of Eurozone Stocks

TSE - Tokyo Stock Exchange

VSTOXX - Volatility Derivatives on Eurex Exchange

WCE - Winnipeg Commodity Exchange

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Forward Foreign Currency Contracts To Buy:
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Canadian Dollar	09/21/2022	ADM Investor Services, Inc.	100,000	$ 78,080	$ (1,085)
Chilean Peso	09/21/2022	StoneX Group, Inc.	120,000,000	131,934	(12,978)
Chinese Yuan Reminbi	09/21/2022	StoneX Group, Inc.	600,000	88,895	(1,493)
Euro	09/21/2022	ADM Investor Services, Inc.	100,000	102,514	(2,191)
Indian Rupee	09/21/2022	StoneX Group, Inc.	40,000,000	501,684	(3,762)
Indonesia Rupiah	09/21/2022	StoneX Group, Inc.	2,000,000,000	134,574	(197)
Mexican Peso	09/21/2022	ADM Investor Services, Inc.	12,000,000	583,110	(13,556)
Norwegian Krone	09/21/2022	ADM Investor Services, Inc.	1,800,000	186,423	1,660
Philippine Peso	09/21/2022	StoneX Group, Inc.	36,000,000	648,587	(7,684)
Singapore Dollar	09/21/2022	ADM Investor Services, Inc.	400,000	289,578	309
South African Rand	09/21/2022	ADM Investor Services, Inc.	5,500,000	329,050	(22,056)
South Korean Won	09/21/2022	StoneX Group, Inc.	100,000,000	76,893	(729)
Swedish Krona	09/21/2022	ADM Investor Services, Inc.	1,200,000	118,394	(79)
Swiss Franc	09/21/2022	ADM Investor Services, Inc.	200,000	210,922	1,730
Thailand Baht	09/21/2022	ADM Investor Services, Inc.	16,000,000	442,193	(24,346)
Thailand Baht	09/21/2022	StoneX Group, Inc.	24,000,000	663,290	(19,351)
				$ 4,586,121	$ (105,808)
To Sell:
Australian Dollar	09/21/2022	ADM Investor Services, Inc.	100,000	$ 69,928	$ (1,080)
British Pound	09/21/2022	ADM Investor Services, Inc.	100,000	121,921	4,124
Canadian Dollar	09/21/2022	ADM Investor Services, Inc.	300,000	234,240	(9)
Chilean Peso	09/21/2022	StoneX Group, Inc.	120,000,000	131,933	10,712
CNH	09/21/2022	StoneX Group, Inc.	1,800,000	266,686	968
Czech Koruna	09/21/2022	ADM Investor Services, Inc.	6,000,000	247,455	4,914
Danish Krone	09/21/2022	ADM Investor Services, Inc.	1,200,000	165,368	8,699
Euro	09/21/2022	ADM Investor Services, Inc.	300,000	307,542	15,460
Hungarian Forints	09/21/2022	ADM Investor Services, Inc.	20,000,000	49,924	3,136
Indian Rupee	09/21/2022	StoneX Group, Inc.	90,000,000	1,128,788	10,327
Indonesia Rupiah	09/21/2022	StoneX Group, Inc.	3,999,999,999	269,148	(2,257)
Japanese Yen	09/21/2022	ADM Investor Services, Inc.	30,000,000	225,871	7,736
Mexican Peso	09/21/2022	ADM Investor Services, Inc.	12,000,000	583,109	4,051
New Zealand Dollar	09/21/2022	ADM Investor Services, Inc.	200,000	125,708	2,827
Norwegian Krone	09/21/2022	ADM Investor Services, Inc.	1,800,000	186,424	(1,162)
Philippine Peso	09/21/2022	StoneX Group, Inc.	48,000,000	864,782	31,678
Singapore Dollar	09/21/2022	ADM Investor Services, Inc.	600,000	434,367	1,177
South African Rand	09/21/2022	ADM Investor Services, Inc.	8,000,000	478,619	24,424
South Korean Won	09/21/2022	StoneX Group, Inc.	200,000,000	153,785	3,139
Swedish Krona	09/21/2022	ADM Investor Services, Inc.	1,800,000	177,592	4,189
Swiss Franc	09/21/2022	ADM Investor Services, Inc.	200,000	210,921	(6,309)
Thailand Baht	09/21/2022	StoneX Group, Inc.	48,000,000	1,326,581	65,096
				$ 7,760,692	$ 191,840

Total	$ 86,032

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022
Forward Foreign Currency Contracts (Continued) Cross Currency Contract:
Foreign Currency	Settlement Date		Counterparty	Local Currency Amount Purchased	Local Currency Amount Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Australian Dollar	Canadian Dollar	9/21/2022	ADM Investor Services, Inc.	100,000	91,351	$ 69,928	$ (71,327)	$ (1,399)
Australian Dollar	Japanese Yen	9/21/2022	ADM Investor Services, Inc.	200,000	18,932,100	139,856	(142,540)	(2,684)
Australian Dollar	New Zealand Dollar	9/21/2022	ADM Investor Services, Inc.	200,000	222,824	139,856	(140,054)	(198)
British Pound	Canadian Dollar	9/21/2022	ADM Investor Services, Inc.	300,000	475,821	365,763	(371,522)	(5,759)
British Pound	Euro	9/21/2022	ADM Investor Services, Inc.	168,850	200,000	205,863	(205,028)	835
British Pound	Swiss Franc	9/21/2022	ADM Investor Services, Inc.	84,144	100,000	102,589	(105,461)	(2,872)
Canadian Dollar	Australian Dollar	9/21/2022	ADM Investor Services, Inc.	269,427	300,000	210,370	(209,784)	586
Canadian Dollar	British Pound	9/21/2022	ADM Investor Services, Inc.	794,696	500,000	620,500	(609,604)	10,896
Canadian Dollar	Japanese Yen	9/21/2022	ADM Investor Services, Inc.	200,000	20,703,610	156,160	(155,878)	282
Czech Koruna	Euro	9/21/2022	ADM Investor Services, Inc.	12,000,000	478,011	494,910	(490,028)	4,882
Euro	British Pound	9/21/2022	ADM Investor Services, Inc.	200,000	172,060	205,028	(209,777)	(4,749)
Euro	Hungarian Forints	9/21/2022	ADM Investor Services, Inc.	49,169	20,000,000	50,405	(49,924)	481
Euro	Norwegian Krone	9/21/2022	ADM Investor Services, Inc.	233,960	2,400,000	239,841	(248,565)	(8,724)
Euro	Swedish Krona	9/21/2022	ADM Investor Services, Inc.	394,736	4,200,000	404,660	(414,382)	(9,722)
Japanese Yen	Canadian Dollar	9/21/2022	ADM Investor Services, Inc.	10,346,160	100,000	77,896	(78,080)	(184)
Norwegian Krone	Euro	9/21/2022	ADM Investor Services, Inc.	6,000,000	586,177	621,412	(600,912)	20,500
Swedish Krona	Euro	9/21/2022	ADM Investor Services, Inc.	4,200,000	398,823	414,382	(408,849)	5,533
Swiss Franc	British Pound	9/21/2022	ADM Investor Services, Inc.	400,000	339,404	421,842	(413,804)	8,038
				36,141,142	70,200,181	$4,941,261	($4,925,519)	$15,742

Net unrealized appreciation on forward foreign currency contracts								$ 101,774